GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.
Celsus Therapeutics Plc. (the "Company") (a development stage company), formerly Morria Biopharmaceuticals Plc, was incorporated in Great Britain as a private limited company and commenced business operations on October 7, 2004. On February 15, 2005 the Company was registered as a non-traded public company under the laws of England and Wales.

The Company is engaged in the development of ethical synthetic drugs for the treatment of severe chronic inflammatory conditions such as contact dermatitis, allergic rhinitis, etc.

The Company listed its securities on the Over-the-Counter Bulletin Board (the "OTCQB") in February 2013 and is also considering applying for listing on a major exchange as soon as practicable.

b.
On March 22, 2011 the Company established an Israeli subsidiary, Morria Biopharma Ltd., which is wholly-owned by the Company. As of the date of signing the financial statements, this Israeli subsidiary is inactive.

c.
The Company is in the development stage. As reflected in the accompanying unaudited interim financial statements, the Company incurred a loss for the six month period ended June 30, 2013 of $2,696 and had a negative cash flow from operating activities of $1,399 during the six month period ended June 30, 2013. The accumulated deficit as of June 30, 2013 is $19,618. The Company has not yet generated revenues from product sale.

The Company devotes most of its efforts toward research and development activities. As of June 30, 2013 the Company does not have sufficient capital resources to carry its research and development activities until commercialization of the underlying products.

Subsequent to the balance sheet date, the Company obtained additional financing and issued 22,003,452 ordinary shares in consideration of approximately $11,993, net.

There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs in order to remain a viable company beyond March 31, 2015.

d.
On January 28, 2005 the Company acquired Morria Biopharmaceuticals Inc. (the "Subsidiary"). The Subsidiary was the owner of the intellectual property rights in drugs which it develops under a license that was granted by Yissum, the research development company of the Hebrew University of Jerusalem Israel ("Yissum") on November 27, 2002 and in connection with which a sublicense agreement was signed between the Subsidiary and the Company on February 1, 2005 (for details about the license agreement and the sublicense agreement see Note 6).

e.
The Company depends on third-party suppliers for the raw materials required for the production of its product candidates, which supplies phospholipids and hyaluronic acid. The Company also does not have the ability to independently conduct clinical trials for its product candidates, and it relies on third parties, such as contract research organizations, medical institutions, and clinical investigators to perform this function.

NOTE 1:- GENERAL

a.
Celsus Therapeutics PLC. (Formerly Morria Biopharmaceuticals Plc.) (the "Company") (a development stage company) was incorporated in Great Britain as a private limited company and commenced business operations on October 7, 2004. On February 15, 2005 the Company was registered as a non-traded public company under the laws of England and Wales.

On March 5, 2013, the Company changed its trade name to Celsus Therapeutics Plc. and intends to change its corporate name to Celsus Therapeutics Plc upon shareholder approval at its annual general meeting scheduled in June 2013.

The Company is engaged in the development of ethical synthetic drugs for the treatment of severe chronic inflammatory conditions such as contact dermatitis, allergic rhinitis, etc.

b.
On March 22, 2011 the Company established an Israeli subsidiary, Morria Biopharma Ltd., which is wholly-owned by the Company. As of the date of the financial statements, this Israeli subsidiary is inactive.

c.	As of December 31, 2012, the Company has accumulated losses in the total amount of $ 16,899 and has negative cash flow from operating activity in 2012 in the total amount of $ 2,134.

Subsequent to the balance sheet date, the Company obtained additional equity investment in the amount of $ 1,277 in consideration for the issuance of ordinary shares and warrants, as described in more detail in Note 14.

On September 19, 2013 the Company entered into a Securities Purchase Agreement with certain institutional accredited investors , pursuant to which the Company sold, in a private placement, an aggregate of 21,958,302 ordinary shares for an aggregate purchase price of $12,516. The closing of the Offering occurred on September 24, 2013 (the “Closing Date”). Therefore, the conditions that raised substantial doubt about whether the Company will continue as a going concern no longer exists.

There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs.

The Company's inability to raise funds to carry its research and development activities will have severe negative impact on its ability to remain a viable company beyond March 31, 2015. The Company is addressing its liquidity issues by implementing initiatives to raise additional funds as well as other measure that will allow the coverage of its anticipated budget deficit.

d.
On January 28, 2005 the Company acquired Morria Biopharmaceuticals Inc. (the "Subsidiary"). The Subsidiary was the owner of the intellectual property rights in drugs which it develops under a license that was granted by Yissum, the research development company of the Hebrew University of Jerusalem Israel ("Yissum") on November 27, 2002, and in connection with which a sublicense agreement was signed between the Subsidiary and the Company on February 1, 2005 (for details about the license agreement and the sublicense agreement see Note 8).

e.
The Company depends on third-party suppliers for the raw materials required for the production of its product candidates, which supplies phospholipids and hyaluronic acid. The Company also does not have the ability to independently conduct clinical trials for its product candidates, and it relies on third parties, such as contract research organizations (primarily Target Health, Inc), medical institutions, and clinical investigators to perform this function.